Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	11,985,779
Proposed Maximum Offering Price per Unit	0.8603
Maximum Aggregate Offering Price	$ 10,311,365.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,424.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Pasithea Therapeutics Corp.’s (the “Company”) common stock that become issuable under the Company’s 2023 Stock Incentive Plan, as amended, in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Company’s receipt of consideration that increases the number of the outstanding shares of the Company’s common stock.

Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price of the Company’s common stock as reported on the Nasdaq Stock Market on January 26, 2026.

The Company does not have any fee offsets.